CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Convertible preferred shares, par value	$ 0.0001	$ 0.0001
Convertible preferred shares, shares authorized	1,058,949,781	757,857,435
Convertible preferred shares, shares outstanding	957,159,704	502,582,535
Convertible preferred shares, net carrying value	$ 2,494,076	$ 1,074,010
Convertible preferred shares, liquidation amount	$ 3,497,913	$ 1,084,191
Series A
Class of Stock [Line Items]
Convertible preferred shares, shares authorized	32,045,280	32,045,280
Convertible preferred shares, shares outstanding	32,045,280	32,045,280
Convertible preferred shares, net carrying value	$ 11,925	$ 11,925
Convertible preferred shares, conversion price per share to common shares	$ 0.38	$ 0.38
Convertible preferred shares, liquidation per share amount	$ 0.38	$ 0.38
Convertible preferred shares, liquidation amount	$ 12,120	$ 12,120
Series B
Class of Stock [Line Items]
Convertible preferred shares, shares authorized	24,677,332	24,677,332
Convertible preferred shares, shares outstanding	24,677,332	24,677,332
Convertible preferred shares, net carrying value	$ 23,740	$ 27,740
Convertible preferred shares, conversion price per share to common shares	$ 1.13	$ 1.13
Convertible preferred shares, liquidation per share amount	$ 1.13	$ 1.13
Convertible preferred shares, liquidation amount	$ 28,000	$ 28,000
Number of shares extinguished	3,525,332
Aggregate carrying amount of shares extinguished	$ 3,000
Series C
Class of Stock [Line Items]
Convertible preferred shares, shares authorized	82,414,075	82,414,075
Convertible preferred shares, shares outstanding	59,575,253	71,082,642
Convertible preferred shares, net carrying value	$ 137,475	$ 162,360
Convertible preferred shares, conversion price per share to common shares	$ 2.42	$ 2.42
Convertible preferred shares, liquidation per share amount	$ 2.42	$ 2.42
Convertible preferred shares, liquidation amount	$ 144,432	$ 172,331
Series D
Class of Stock [Line Items]
Convertible preferred shares, shares authorized	618,720,748	618,720,748
Convertible preferred shares, shares outstanding	539,769,493	374,777,281
Convertible preferred shares, net carrying value	$ 1,311,548	$ 871,985
Convertible preferred shares, conversion price per share to common shares	$ 2.33	$ 2.33
Convertible preferred shares, liquidation per share amount	$ 3.64	$ 3.64
Convertible preferred shares, liquidation amount	$ 1,963,912	$ 1,362,891
Series E
Class of Stock [Line Items]
Convertible preferred shares, shares authorized	301,092,346
Convertible preferred shares, shares outstanding	301,092,346
Convertible preferred shares, net carrying value	$ 1,009,388
Convertible preferred shares, conversion price per share to common shares	$ 2.99
Convertible preferred shares, liquidation per share amount	$ 4.48
Convertible preferred shares, liquidation amount	$ 1,349,449